Summary of Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies and Recent Accounting Pronouncements	Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates and differences could be material.
Cash
Cash represents the cash balance held in a deposit account at Banco Popular de Puerto Rico (“BPPR”). The Trustee of the Plan is BPPR (the Trustee); the deposit account is used to receive contributions from the Company and remit to State Street Bank and Trust Company and receive payment of benefits from State Street Bank and Trust Company for payment to participants. Interest earned is used to pay administrative expenses of the Plan. There was $3,426 of interest earned on cash balances during 2025.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value as defined by the FASB Accounting Standards Codification (ASC) 820. Plan Management determines the Plan's valuation policies utilizing information provided by the investment advisers and custodian.
The following is a description of the valuation methodologies used for the investments measured at fair value. There have been no changes in methodologies as of December 31, 2025 and 2024.
•Common stock: valued at the closing price reported on the active market on which the individual security is traded.
•Money market fund and mutual funds: valued at the daily closing price as reported by the fund. These funds are registered with the Securities and Exchange Commission and are required to publish their daily net asset value and to transact at that price. These funds held by the Plan are deemed to be actively traded.
•Interest bearing cash: valued at the carrying amount as reported by the trustee
•Common collective trust funds: valued at the net asset value of units of a collective trust. The net asset value as provided by the trustee is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value.
The measurement methods as described above may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Purchases and sales of investments are recorded on the trade-date basis. Interest income is recognized as earned. Dividend income is recorded on the ex-dividend date.
The Plan presents, in the Statement of Changes in Net Assets Available for Benefits, the net appreciation in the fair value of its investments, which includes realized gains and losses and unrealized appreciation and depreciation.
Benefits Paid to Participants
Benefits paid to participants from participants’ accounts are recorded when paid.